Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of changes in fair value of the Company’s Level 3 financial liabilities
Derivative Liability, December 31,2021	$—
Day 1 Loss	41,933
Discount from derivatives	273,727
Resolution of derivative liability	—
Mark to market adjustment	(2,936)
Derivative Liability, March 31, 2022	$312,724